SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS (Details) - Globis Acquisition Corp [Member] - USD ($)		1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Dec. 15, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption	$ 116,150,000		$ 116,150,000			$ 116,150,000		$ 116,150,000
Common stock	356		355			355		355
Common stock	(356)		(355)			(355)		(355)
Additional paid-in capital	509,303		509,304	$ 509,304	$ 509,304	509,304	$ 509,304	509,304
Accumulated deficit	(7,571)		(1,691,695)	(801,336)	(453,845)	(89,886)	(801,336)	(1,691,695)
Total Stockholders' (Deficit) Equity	$ 502,088		$ (1,182,036)	$ (291,677)	$ 55,814	$ 419,773	$ (291,677)	$ (1,182,036)
Common stock subject to redemption	11,500,000					11,500,000
Initial classification of common stock subject to possible redemption						$ 116,150,000
Change in value of Common Stock subject to possible redemption
Underwriting Income (Loss)
Initial value of Common Stock subject to redemption
Redemption adjustment for Common Stock to redemption amount						$ (3,666,841)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption			11,500,000	11,500,000	11,500,000	1,520,661	11,500,000	11,500,000
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption			(11,500,000)	(11,500,000)	(11,500,000)	(1,520,661)	(11,500,000)	(11,500,000)
Basic and diluted net income per share, common stock subject to possible redemption						$ (0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		2,500,000	3,550,833	3,550,833	3,550,833	2,658,912	3,550,833	3,550,833
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		(2,500,000)	(3,550,833)	(3,550,833)	(3,550,833)	(2,658,912)	(3,550,833)	(3,550,833)
Basic and diluted net loss (income) per share, Non-redeemable common stock			$ (0.06)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.11)
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount				$ 116,150,000	$ 116,150,000		$ 116,150,000
Common stock issued value				$ 355	$ 355		$ 355
[custom:NumberOfSharesOfCommonStockSubjectToPossibleRedemption-0]				11,500,000	11,500,000		11,500,000
[custom:BasicAndDilutedEarningsLossPerShareRedeemableCommonStock]			$ (0.06)	$ (0.02)	$ (0.02)		$ (0.05)	$ (0.11)
[custom:ChangeInValueOfCommonStockSubjectToPossibleRedemption]
[custom:NonCashInvestingAndFinancingChangeInValueOfCommonStockSubjectToPossibleRedemption]
[custom:NonCashInvestingAndFinancingChangeInValuesOfCommonStockSubjectToPossibleRedemption]
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption	$ 111,652,086					$ 111,569,772
Common stock	401					400
Common stock	(401)					(400)
Additional paid-in capital	5,007,172			5,800,933	5,453,448	5,089,487	5,800,933
Accumulated deficit	(7,571)			(801,336)	(453,845)	(89,886)	(801,336)
Total Stockholders' (Deficit) Equity	$ 5,000,002			$ 5,000,004	$ 5,000,007	$ 5,000,001	$ 5,000,004
Common stock subject to redemption	11,054,662					11,046,512
Initial classification of common stock subject to possible redemption						$ 111,652,086
Change in value of Common Stock subject to possible redemption						(82,314)
Underwriting Income (Loss)						112,483,159
Initial value of Common Stock subject to redemption						111,569,772
Redemption adjustment for Common Stock to redemption amount
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption				11,010,476	11,046,512	11,054,662	11,028,394
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption				(11,010,476)	(11,046,512)	(11,054,662)	(11,028,394)
Basic and diluted net income per share, common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Non-redeemable common stock				4,040,357	4,004,321	2,717,799	4,022,439
Basic and diluted weighted average shares outstanding, Non-redeemable common stock				(4,040,357)	(4,004,321)	(2,717,799)	(4,022,439)
Basic and diluted net loss (income) per share, Non-redeemable common stock				$ (0.09)	$ (0.09)	$ (0.03)	$ (0.18)
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount				$ 110,858,319	$ 111,205,807		$ 110,858,319
Common stock issued value				$ 407	$ 404		$ 407
[custom:NumberOfSharesOfCommonStockSubjectToPossibleRedemption-0]				10,976,071	11,010,476		10,976,071
[custom:BasicAndDilutedEarningsLossPerShareRedeemableCommonStock]
[custom:ChangeInValueOfCommonStockSubjectToPossibleRedemption]				$ 347,488	$ 363,065
[custom:NonCashInvestingAndFinancingChangeInValueOfCommonStockSubjectToPossibleRedemption]					(363,965)		$ (711,453)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption	$ 4,497,914					$ 4,580,228
Common stock	45					45
Common stock	(45)					(45)
Additional paid-in capital	(4,497,869)			(5,291,629)	(4,944,144)	(4,580,183)	(5,291,629)
Accumulated deficit
Total Stockholders' (Deficit) Equity	$ (4,497,914)			$ (5,291,681)	$ (4,944,193)	$ (4,580,228)	$ (5,291,681)
Common stock subject to redemption	445,338					453,488
Initial classification of common stock subject to possible redemption						$ 4,497,914
Change in value of Common Stock subject to possible redemption						82,314
Underwriting Income (Loss)						(112,483,159)
Initial value of Common Stock subject to redemption						(111,569,772)
Redemption adjustment for Common Stock to redemption amount						$ (3,666,841)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption				489,524	453,488	9,534,001	471,606
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption				(489,524)	(453,488)	(9,534,001)	(471,606)
Basic and diluted net income per share, common stock subject to possible redemption						$ (0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock				489,524	453,488	58,887	471,606
Basic and diluted weighted average shares outstanding, Non-redeemable common stock				(489,524)	(453,488)	(58,887)	(471,606)
Basic and diluted net loss (income) per share, Non-redeemable common stock				$ 0.07	$ 0.07	$ 0.01	$ 0.13
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount				$ 5,291,681	$ 4,944,193		$ 5,291,681
Common stock issued value				$ (52)	$ (49)		$ (52)
[custom:NumberOfSharesOfCommonStockSubjectToPossibleRedemption-0]				523,929	(489,524)		523,929
[custom:BasicAndDilutedEarningsLossPerShareRedeemableCommonStock]				$ (0.02)	$ (0.02)		$ (0.05)
[custom:ChangeInValueOfCommonStockSubjectToPossibleRedemption]				$ (347,488)	$ (363,065)
[custom:NonCashInvestingAndFinancingChangeInValueOfCommonStockSubjectToPossibleRedemption]					$ 363,965		$ 711,453